Subsequent Events (Details) - USD ($)	Sep. 30, 2022	Mar. 08, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Aggregate consideration		$ 1,800,000,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share)			$ 14.69	$ 19.93
Minimum
Subsequent Event [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share)	$ 14.69		$ 14.69
LanzaTech Global
Subsequent Event [Line Items]
Purchase price, per unit		$ 10.00
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 10.00
Cash held in AMCI's trust account		$ 230,000,000
LanzaTech Global | Subsequent Event
Subsequent Event [Line Items]
Aggregate consideration		$ 1,817,000,000
Purchase price, per unit		$ 10.00
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 10.00
LanzaTech Global | Minimum
Subsequent Event [Line Items]
Net tangible assets		$ 5,000,001
LanzaTech Global | Minimum | Subsequent Event
Subsequent Event [Line Items]
Net tangible assets		5,000,001
Cash held in AMCI's trust account		$ 230,000,000